FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2021
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

35. FINANCIAL INSTRUMENTS

a.   Financial assets and financial liabilities

i.    Classification

(a)    Financial assets

	2020	2021
Amortized cost
Cash and cash equivalents	20,589	38,311
Other current financial assets	1,194	415
Trade and other receivables	11,554	8,705
Contract assets	1,239	2,473
Other non-current assets	218	150
FVTPL
Long-term investment in financial instruments	4,025	13,643
Other current financial assets	109	78
FVTOCI
Long-term investment in financial instruments	20	18
Total financial assets	38,948	63,793

(b)  Financial liabilities

	2020	2021
Financial liabilities measured at amortized cost
Trade and other payables	17,577	17,779
Accrued expenses	14,265	15,885
Customers deposits	698	401
Short-term bank loans	9,934	6,682
Two-step loans	568	355
Bonds and notes	7,469	6,993
Long-term bank loans	28,229	36,056
Lease liabilities	14,877	15,888
Other borrowings	3,645	2,605
Other liabilities	169	126
Total financial liabilities	97,431	102,770

ii.    Fair values

The following table presents comparison of the carrying amounts and fair values of the Company's financial instruments, other than those the fair values are considered to approximate their carrying amounts as the impact of discounting is not significant:

			Fair value measurement at reporting date using
			Quoted prices in
			active markets for		Significant
			identical assets or	Significant other	unobservable
			liabilities	observable inputs	inputs
2020	Carrying value	Fair value	(level 1)	(level 2)	(level 3)
Financial assets measured at fair value
Other current financial asset	109	109	77	—	32
Long-term investment in financial instruments	4,025	4,025	—	2,115	1,910
Financial assets measured at OCI
Long-term investment in financial instruments	20	20	—	—	20
Financial liabilities at amortized cost
Interest-bearing loans and other borrowings:
Two-step loans	568	575	—	—	575
Bonds and notes	7,469	8,503	8,017	—	486
Long-term bank loans	28,229	28,301	—	—	28,301
Lease liabilities	14,877	14,877	—	—	14,877
Other borrowings	3,645	3,631	—	—	3,631
Other liabilities	169	169	—	—	169
Total	59,111	60,210	8,094	2,115	50,001

			Fair value measurement at reporting date using
			Quoted prices in
			active markets for		Significant
			identical assets or	Significant other	unobservable
			liabilities	observable inputs	inputs
2021	Carrying value	Fair value	(level 1)	(level 2)	(level 3)
Financial assets measured at fair value
Other current financial asset	78	78	78	—	—
Long-term investment in financial instruments	13,643	13,643	—	8,899	4,744
Financial assets measured at OCI
Long-term investment in financial instruments	18	18	—	—	18
Financial liabilities at amortized cost
Interest-bearing loans and other borrowings:
Two-step loans	355	351	—	—	351
Bonds and notes	6,993	8,019	8,019	—	—
Long-term bank loans	36,056	36,176	—	—	36,176
Lease liabilities	15,888	15,888	—	—	15,888
Other borrowings	2,605	2,610	—	—	2,610
Other liabilities	126	126	—	—	126
Total	75,762	76,909	8,097	8,899	59,913

Gain on fair value recognized in consolidated statements of profit or loss for 2021 amounting to Rp936 billion. There is no movement between fair value hierarchy during 2021.

Reconciliations of the beginning and ending balances for items measured at fair value using significant unobservable inputs (level 3) as of December 31, 2020 and 2021 are as follows:

	2020	2021
Beginning balance	1,346	1,962
Gain recognized in consolidated statement of:
Proft or loss	126	936
Other comprehensive income	3	—
Purchase/addition	711	2,068
Settlement/deduction	(224)	(204)
Ending balance	1,962	4,762

Sensitivity Analysis

The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

		Significant	Range	Sensitivity
	Valuation	unobservable	(weighted	of the input of
Industry	technique	input	average)	fair value
Subsidiaries investment
Non-listed equity investment - technology	Backsolve method	Volatility	30% - 120%	10% increase (decrease) in the percentage of volatility would result in an increase (decrease) Rp27 billion of the Investment value
		Exit timing	1 - 6 years	Increase (decrease) in 1 year exit timing would result in an increase(decrease) Rp27 billion of the Investment value
	Multiple and OPM	Volatility	40% - 80%	10% increase (decrease) in the percentage of volatility would result in an increase (decrease) Rp6 billion of the Investment value
		Exit timing	1 - 6 years	Increase (decrease) in 1 year exit timing would result in an increase (decrease) Rp13 billion of the Investment value
		Equity value/revenue multiple	8.1x - 10.1x	Increase in 1x of equity value/revenue multiple would result in an increase Rp2 billion of the Investment value
Non-listed equity investment - credit rating agency	Discounted cash flow	Weighted Average Cost of Capital (“WACC”)	10.60% - 12.60%	1% increase (decrease) in the percentage of WACC would result in an increase (decrease) Rp0 billion of the Investment value
		Terminal growth rate	2.00% - 4.00%	1% increase (decrease) in terminal growth rate would result in an increase (decrease) Rp0 billion of the Investment value
Subsidiaries investment
Non-listed equity investment - telecommunication	Discounted cash flow	WACC	3.40% - 17.00%	0.5% increase (decrease) in WACC would result in an increase (decrease) Rp16 billion of the Investment value
		Terminal growth rate	-2.60% - 5.10%	1% increase (decrease) in terminal growth rate would result in an increase (decrease) Rp14 billion of the Investment value

Convertible bonds
Non-listed equity investment - technology	Backsolve method	Volatility	60% - 80%	10% increase (decrease) in the percentage of volatility would result in an increase (decrease) Rp0 billion of the Investment value
		Exit timing	1 -3 years	Increase (decrease) in 1 year exit timing would result in an increase (decrease) Rp0 billion of the Investment value
	Multiple and OPM	Probability of qualified financing	0% - 100%	50% increase (decrease) in probability of qualified financing would result in an increase (decrease) Rp0 billion of the Investment value
	CN with Conversion discount	Probability of qualified financing	0% - 100%	50% increase (decrease) in probability of qualified financing would result in an increase (decrease) Rp18 billion of the Investment value

iii.   Fair value measurement

Fair value is the amount for which an asset could be exchanged, or a liability settled, between parties in an arm's length transaction.

The fair values of short-term financial assets and financial liabilities with maturities of one year or less (cash and cash equivalents, trade and other receivables, other current financial assets, trade and other payables, accrued expenses, and short-term bank loans) and other non-current assets are considered to approximate their carrying amounts as the impact of discounting is not significant.

The fair values of long-term financial assets and financial liabilities (other non-current assets (long-term trade receivables and restricted cash) and liabilities) approximate their carrying amounts as the impact of discounting is not significant.

The Group determined the fair value measurement for disclosure purposes of each class of financial assets and financial liabilities based on the following methods and assumptions:

(a)

Fair value through profit or loss, primarily consists of stocks, mutual funds, corporate and government bonds and convertible bonds. Stocks and mutual funds actively traded in an established market are stated at fair value using quoted market price or, if unquoted, determined using a valuation technique.

The fair value of convertible bonds and subsidiaries' investments (non-listed equity investments) are determined using valuation technique. The valuation requires management to use unobservable inputs in the model, of which the significant unobservable inputs are disclosed in the tables above. The Group regularly assesses a range of reasonably possible alternatives for those significant unobservable inputs and determines their impact on the total fair value.

The fair values of the non-listed equity investments have been estimated using backsolve method, market approach and liquidation preference, first chicago method, LTM revenue movement, discount on conversion price model, or discounted cash flow model. The valuation requires management to make certain assumptions about the model inputs, including volatility, exit timing, equity value/revenue multiple, discount rate, probability of conversion, probability of qualified financing, WACC, terminal growth rate, revenue achievement, or net working capital to revenue. The probabilities of the various estimates within the range can be reasonably assessed and are used in management's estimate of fair value for these non-listed equity investments.

Corporate and government bonds are stated at fair value by reference to prices of similar securities at the reporting date;

(b)

The fair values of long-term financial liabilities are estimated by discounting the future contractual cash flows of each liability at rates offered to the Group for similar liabilities of comparable maturities by the bankers of the Group, except for bonds which are based on market price.

The fair value estimates are inherently judgmental and involve various limitations, including:

(a)	Fair values presented do not take into consideration the effect of future currency fluctuations.
(b)	Estimated fair values are not necessarily indicative of the amounts that the Group would record upon disposal/termination of the financial assets and liabilities.

b.   Financial risk management objectives and policies

The Group’s activities expose it to a variety of financial risks such as market risks (including foreign exchange risk, market price risk, and interest rate risk), credit risk, and liquidity risk. Overall, the Group’s financial risk management program is intended to minimize losses on the financial assets and financial liabilities arising from fluctuation of foreign currency exchange rates and the fluctuation of interest rates. Management has a written policy on foreign currency risk management mainly on time deposit placements and hedging to cover foreign currency risk exposures for periods ranging from 3 up to 12 months.

Financial risk management is carried out by the Corporate Finance unit under policies approved by the Board of Directors. The Corporate Finance unit identifies, evaluates and hedges financial risks.

i.     Foreign exchange risk

The Group is exposed to foreign exchange risk on sales, purchases, and borrowings that are denominated in foreign currencies. The foreign currency denominated transactions are primarily in

U.S. Dollar and Japanese Yen. The Group’s exposures to other foreign exchange rates are not material.

Increasing risks of foreign currency exchange rates on the obligations of the Group are expected to be partly offset by the effects of the exchange rates on time deposits and receivables in foreign currencies that are equal to at least 25% of the outstanding current foreign currency liabilities.

The following table present the Group's financial assets and financial liabilities exposure to foreign currency risk:

	2020		2021
	U.S. Dollar	Japanese Yen	U.S. Dollar	Japanese Yen
	(in billions)	(in billions)	(in billions)	(in billions)
Financial assets	681	61	1,364	1
Financial liabilities	(290)	(3,104)	(211)	(2,314)
Net exposure	391	(3,043)	1,153	(2,313)

Sensitivity analysis

A strengthening of the U.S. Dollar and Japanese Yen, as indicated below, against the Rupiah at December 31, 2021 would have decreased equity and profit or loss by the amounts shown below. This analysis is based on foreign currency exchange rate variances that the Group considered to be reasonably possible at the reporting date. The analysis assumes that all other variables, in particular interest rates, remain constant.

Equity/profit (loss)
December 31, 2021
U.S. Dollar (1% strengthening)	164
Japanese Yen (5% strengthening)	(14)

A weakening of the U.S. Dollar and Japanese Yen against the Rupiah at December 31, 2021 would have had an equal but opposite effect on the above currencies to the amounts shown above, on the basis that all other variables remain constant.

ii.    Market price risk

The Group is exposed to changes in debt and equity market prices related to financial assets measured at FVTPL carried at fair value. Gains arising from changes in the fair value of financial assets measured at FVTPL are recognized in the consolidated statements of profit or loss and other comprehensive income.

The performance of the Group’s financial assets measured at FVTPL is monitored periodically, together with a regular assessment of their relevance to the Group’s long-term strategic plans.

As of December 31, 2021, management considered the price risk for the Group’s financial assets measured at FVTPL to be immaterial in terms of the possible impact on profit or loss and total equity from a reasonably possible change in fair value.

iii.   Interest rate risk

Interest rate fluctuation is monitored to minimize any negative impact to financial performance. Borrowings at variable interest rates expose the Group to interest rate risk (Notes 20 and 21). To measure market risk pertaining to fluctuations in interest rates, the Group primarily uses interest margin and maturity profile of the financial assets and liabilities based on changing schedule of the interest rate.

At reporting date, the interest rate profile of the Group’s interest-bearing borrowings was as follows:

	2020	2021
Fixed rate borrowings	(26,734)	(24,944)
Variable rate borrowings	(37,988)	(43,634)

Sensitivity analysis for variable rate borrowings

As of December 31, 2021, a decrease (increase) by 25 basis points in interest rates of variable rate borrowings would have increased (decreased) equity and profit or loss by Rp109 billion, respectively. The analysis assumes that all other variables, in particular foreign currency rates, remain constant.

iv.   Credit risk

The following table presents the maximum exposure to credit risk of the Group’s financial assets:

	2020	2021
Cash and cash equivalents	20,589	38,311
Other current financial assets	1,303	493
Trade and other receivable	11,554	8,705
Contract assets	1,239	2,473
Other non-current assets	218	150
Total	34,903	50,132

The Group is exposed to credit risk primarily from cash and cash equivalents and trade and other receivables. The credit risk is controlled by continuous monitoring of outstanding balance and collection. Credit risk from balances with banks and financial institutions is managed by the Group's Corporate Finance Unit in accordance with the Group's written policy.

The Group placed the majority of its cash and cash equivalents in state-owned banks because they have the most extensive branch networks in Indonesia and are considered to be financially sound banks, as they are owned by the State. Therefore, it is intended to minimize financial loss through banks and financial institutions’ potential failure to make payments.

The customer credit risk is managed by continuous monitoring of outstanding balances and collection. Trade and other receivables do not have any major concentration of risk whereas no customer receivable balance exceeds 5.05% of trade receivables as of December 31, 2021.

Management is confident in its ability to continue to control and sustain minimal exposure to the customer credit risk given that the Group has recognized sufficient provision for impairment of receivables to cover incurred loss arising from uncollectible receivables based on existing historical data on credit losses.

v.    Liquidity risk

Liquidity risk arises in situations where the Group has difficulties in fulfilling financial liabilities when they become due.

Prudent liquidity risk management implies maintaining sufficient cash in order to meet the Group’s financial obligations. The Group continuously performs an analysis to monitor financial position ratios, such as liquidity ratios and debt-to-equity ratios, against debt covenant requirements.

The following is the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:

	Carrying	Contractual					2025 and
	amount	cash flows	2021	2022	2023	2024	thereafter
2020
Trade and other payables	17,577	(17,577)	(17,577)	—	—	—	—
Accrued expenses	14,265	(14,265)	(14,265)	—	—	—	—
Customer deposits	698	(698)	(698)	—	—	—	—
Short-term bank loans	9,934	(9,934)	(9,934)	—	—	—	—
Interest bearing loans and other borrowings:
Two-step loans	568	(609)	(204)	(160)	(138)	(107)	—
Bonds and notes	7,469	(14,052)	(1,231)	(2,817)	(507)	(507)	(8,990)
Long-term bank loans	28,229	(32,848)	(9,163)	(6,289)	(5,637)	(4,745)	(7,014)
Other borrowings	3,645	(4,164)	(1,291)	(1,210)	(1,138)	(525)	—
Lease liabilities	14,877	(17,224)	(5,636)	(3,814)	(2,888)	(1,864)	(3,022)
Other liabilities	169	(199)	(11)	(47)	(47)	(47)	(47)
Total	97,431	(111,570)	(60,010)	(14,337)	(10,355)	(7,795)	(19,073)

	Carrying	Contractual					2026 and
	amount	cash flows	2022	2023	2024	2025	thereafter
2021
Trade and other payables	17,779	(17,779)	(17,779)	—	—	—	—
Accrued expenses	15,885	(15,885)	(15,885)	—	—	—	—
Customer deposits	401	(401)	(401)	—	—	—	—
Short-term bank loans	6,682	(6,682)	(6,682)	—	—	—	—
Interest bearing loans and other borrowings:
Two-step loans	355	(375)	(150)	(128)	(97)	—	—
Bonds and notes	6,993	(12,821)	(2,817)	(507)	(507)	(2,500)	(6,490)
Long-term bank loans	36,056	(41,867)	(8,228)	(10,335)	(7,492)	(6,064)	(9,748)
Other borrowings	2,605	(2,801)	(1,164)	(1,115)	(522)	—	—
Lease liabilities	15,888	(15,979)	(3,922)	(3,414)	(2,434)	(1,813)	(4,396)
Other liabilities	126	(148)	(11)	(34)	(34)	(34)	(35)
Total	102,770	(114,738)	(57,039)	(15,533)	(11,086)	(10,411)	(20,669)

The difference between the carrying amount and the contractual cash flows is interest value. The interest values of variable-rate borrowings are determined based on the effective interest rates as of reporting dates.